RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions Details Narrative
Note payable and accrued interest - related party	$ 91,399	$ 445,224	$ 702,700
Interest rate on related party	6.00%
Due to related parities		$ 174,125	$ 702,700